Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8020
Facsimile: (215) 564-8120

May 6, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Adviser Funds (the “Registrant”)
SEC File Nos. 033-67490 and 811-07972
Rule 497(c) filing

Ladies and Gentlemen:

    Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus relating to Class A, B, C and R of the Delaware U.S. Growth Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 15, 2011 (Accession No. 0001206774-11-000893) pursuant to Rule 497(c) under the Securities Act of 1933.

    Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ John Y. Kim
John Y. Kim

cc:	Jerel A. Hopkins
Bruce G. Leto